Income Taxes - Summary of Significant Components of Deferred Income Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	$ (16,175)	$ (17,300)
Credited / (charged) to net earnings	14,930	426
Credited to other comprehensive income		14
Acquisition of subsidiary	(621,261)	(72)
Foreign exchange on translation	29,335	253
Ending balance	(593,171)	(16,175)
Reclassifications		504
Previously Stated
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	(16,679)
Ending balance		(16,679)
Property, plant and equipment [member]
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	(45)
Credited / (charged) to net earnings	(82)
Foreign exchange on translation	6
Ending balance	(121)	(45)
Reclassifications		(45)
Intangibles
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	(16,130)	(17,300)
Credited / (charged) to net earnings	15,525	426
Credited to other comprehensive income		14
Acquisition of subsidiary	(620,796)	(72)
Foreign exchange on translation	29,278	253
Ending balance	(592,123)	(16,130)
Reclassifications		549
Intangibles | Previously Stated
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	(16,679)
Ending balance		$ (16,679)
Other
Disclosure Of Deferred Income Taxes [Line Items]
Credited / (charged) to net earnings	(513)
Acquisition of subsidiary	(465)
Foreign exchange on translation	51
Ending balance	$ (927)